Property, Plant and Equipment - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Financing charges capitalized on property, plant and equipment	48	56